Long-Term Debt - Additional Information (Detail) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Notes and debentures that mature in 2015	$ 3,650,000,000
Notes and debentures that mature in 2016	2,450,000,000
Notes and debentures that mature in 2017	1,250,000,000
Notes and debentures that mature in 2018	2,850,000,000
Notes and debentures that mature in 2019	4,250,000,000
Carrying value	1,562,000,000	[1]	1,562,000,000	[1]
Series A Preferred Stock
Debt Instrument [Line Items]
Carrying value	$ 500,000,000	[1]	$ 500,000,000	[1]

[1]	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.